Intangible Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Cost, Beginning balance	$ 1,149,174	$ 9,286,451
Cost, Addition	86,462
Cost, Acquisition (Notes 6(a) and 6(b))	11,362,000
Cost, Impairment	(12,597,636)	(8,202,900)
Cost, Effect of foreign exchange rate changes		65,623
Cost, Ending balance	0	1,149,174
Accumulated Amortization and Impairment Losses, Beginning balance	348,117	936,629
Accumulated Amortization and Impairment Losses, Amortization	132,611	983,464
Accumulated Amortization and Impairment Losses, Impairment	(480,728)	(1,577,654)
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes		5,678
Accumulated Amortization and Impairment Losses, Ending balance	0	348,117
Net Book Value, Beginning balance	801,058
Net Book Value, Ending balance	0	801,058
RTIC Patents [Member]
Statement [Line Items]
Cost, Beginning balance	0	8,137,277
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	0	(8,202,900)
Cost, Ending balance	0	0
Accumulated Amortization and Impairment Losses, Beginning balance	0	751,686
Accumulated Amortization and Impairment Losses, Amortization	0	820,290
Accumulated Amortization and Impairment Losses, Impairment	0	(1,577,654)
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	5,678
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	801,058
Net Book Value, Ending balance	0	801,058
BiPhasix License, Effect of foreign exchange rate changes cost		65,623
Thrudermic Non-Patented Technology [Member]
Statement [Line Items]
Cost, Beginning balance	830,000	830,000
Cost, Addition	0	0
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	(830,000)	0
Cost, Ending balance	0	830,000
Accumulated Amortization and Impairment Losses, Beginning balance	157,325	74,325
Accumulated Amortization and Impairment Losses, Amortization	62,079	83,000
Accumulated Amortization and Impairment Losses, Impairment	(219,404)	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	0
Accumulated Amortization and Impairment Losses, Ending balance	0	157,325
Net Book Value, Beginning balance	672,675
Net Book Value, Ending balance	0	672,675
AP-003 Patents and IPR&D [Member]
Statement [Line Items]
Cost, Beginning balance	0	0
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	9,159,000
Cost, Impairment	(9,159,000)	0
Cost, Effect of foreign exchange rate changes		0
Cost, Ending balance	0	0
Accumulated Amortization and Impairment Losses, Beginning balance	0	0
Accumulated Amortization and Impairment Losses, Amortization	0	0
Accumulated Amortization and Impairment Losses, Impairment	0	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes		0
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	0
Net Book Value, Ending balance	0	0
BiPhasix License [Member]
Statement [Line Items]
Cost, Beginning balance	319,174	319,174
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	(319,174)	0
Cost, Ending balance	0	319,174
Accumulated Amortization and Impairment Losses, Beginning balance	190,792	110,618
Accumulated Amortization and Impairment Losses, Amortization	59,681	80,174
Accumulated Amortization and Impairment Losses, Impairment	(250,473)	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	0
Accumulated Amortization and Impairment Losses, Ending balance	0	190,792
Net Book Value, Beginning balance	128,383
Net Book Value, Ending balance	0	128,383
BiPhasix License, Effect of foreign exchange rate changes cost		0
AP-003 IPR&D [Member]
Statement [Line Items]
Cost, Beginning balance	0	0
Cost, Addition	0
Cost, Acquisition (Notes 6(a) and 6(b))	2,203,000
Cost, Impairment	(2,203,000)	0
Cost, Effect of foreign exchange rate changes		0
Cost, Ending balance	0	0
Accumulated Amortization and Impairment Losses, Beginning balance	0	0
Accumulated Amortization and Impairment Losses, Amortization	0	0
Accumulated Amortization and Impairment Losses, Impairment	0	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes		0
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	0
Net Book Value, Ending balance	0	0
Solmic Patents [Member]
Statement [Line Items]
Cost, Beginning balance	0	0
Cost, Addition	86,462
Cost, Acquisition (Notes 6(a) and 6(b))	0
Cost, Impairment	(86,462)	0
Cost, Ending balance	0	0
Accumulated Amortization and Impairment Losses, Beginning balance	0	0
Accumulated Amortization and Impairment Losses, Amortization	10,851	0
Accumulated Amortization and Impairment Losses, Impairment	(10,851)	0
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes	0	0
Accumulated Amortization and Impairment Losses, Ending balance	0	0
Net Book Value, Beginning balance	0
Net Book Value, Ending balance	$ 0	0
BiPhasix License, Effect of foreign exchange rate changes cost		$ 0